Right-of-use assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

10 Right-of-use assets

During the six months ended June 30, 2025, the Group entered into new lease agreements for its offices and parking space and recognized RMB27.9 million addition to right-of-use assets (six months ended June 30, 2024: RMB13.5 million).

12 Right-of-use assets

	Property	Motor vehicles	Total
	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2023	132,246	8,734	140,980
Additions	23,271	—	23,271
Derecognition	(6,035)	—	(6,035)
Effect of movement in exchange rates	585	—	585
As of December 31, 2023	150,067	8,734	158,801
Additions	59,159	4,488	63,647
Derecognition	(60,738)	(5,059)	(65,797)
Effect of movement in exchange rates	300	—	300
As of December 31, 2024	148,788	8,163	156,951
Accumulated depreciation:
As of January 1, 2023	(72,845)	(3,725)	(76,570)
Charge for the year	(34,630)	(1,575)	(36,205)
Derecognition	6,035	—	6,035
Effect of movement in exchange rates	(403)	—	(403)
As of December 31, 2023	(101,843)	(5,300)	(107,143)
Charge for the year	(36,609)	(1,875)	(38,484)
Derecognition	57,531	4,848	62,379
Effect of movement in exchange rates	(139)	—	(139)
As of December 31, 2024	(81,060)	(2,327)	(83,387)
Carrying amounts:
As of December 31, 2023	48,224	3,434	51,658
As of December 31, 2024	67,728	5,836	73,564

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Properties	30,035	34,630	36,609
Vehicles	1,713	1,575	1,875
	31,748	36,205	38,484
Interest on lease liabilities (Note 8)	3,574	2,853	2,275
Expense relating to short-term leases and other leases with remaining lease term ending on or before December 31	1,366	933	1,686
	36,688	39,991	42,445

Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 21(d) and Note 22, respectively.

Notes:

(i)Properties

The Group leases properties for its office premises, staff accommodations and garage. The leases of offices and parking space typically run for a period of one to five years.

(ii)Vehicles

The Group leases vehicles with lease terms of five years.